Annual Total Returns- Vanguard Mid-Cap Value Index Fund (ETF) [BarChart] - ETF - Vanguard Mid-Cap Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.32%)	16.04%	37.65%	13.98%	(1.80%)	15.26%	17.05%	(12.41%)	27.98%	2.50%